Income Taxes - Deferred Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Allowance for loan losses	$ 5,350	$ 4,611
Supplemental Executive Retirement Plan (SERP)	1,459	1,321
OREO writedowns	480	1,191
Nonaccrued interest	466	296
Non-qualified stock options and restricted stock	59	39
Write-down on partnership investment	134	132
Unrealized loss	0	197
Other	84	0
Deferred tax assets	8,032	7,787
Valuation allowance	(134)	(132)
Deferred tax liabilities:
Depreciation	(106)	(54)
Partnership income	(67)	(28)
Unrealized gain	(29)	0
Deferred loan costs	(1,249)	(1,062)
Net deferred tax asset	6,447	6,511
Reconciliation of effective income tax rate with statutory federal rate [Abstract]
At Federal statutory rate	8,415	7,017
Adjustments resulting from:
State income taxes, net of Federal tax benefit	1,677	1,530
Non-controlling interest	(94)	(45)
Tax exempt income	(11)	(12)
BOLI	(126)	(129)
Stock compensation	(9)	(3)
Nondeductible expenses	1	0
Other	(68)	19
Income tax expense	$ 9,785	$ 8,377